Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Sep. 14, 2026	Mar. 12, 2026	Sep. 12, 2025	Mar. 12, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares					$ 2,013		$ 808
Recognition period for unrecognized cost for non-vested shares					1 year 8 months 12 days
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				600,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				528,200
Grant date fair value (in dollars per share)				$ 7.35
Shares vested (in shares)				125,300
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	138,800	104,100	160,000
Non-Employees [Member] | Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 84	$ 79
Board of Directors and Certain Employees [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 2,593	$ 2,938
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				311,500
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				216,700